SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	0 Months Ended	1 Months Ended				2 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended			140 Months Ended	146 Months Ended	2 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	146 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 15, 2013	Oct. 31, 2013	Sep. 30, 2013	May 31, 2013	Apr. 30, 2013	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Jun. 30, 2014 Computers and office equipment [Member] Minimum [Member]	Dec. 31, 2013 Computers and office equipment [Member] Minimum [Member]	Jun. 30, 2014 Computers and office equipment [Member] Maximum [Member]	Dec. 31, 2013 Computers and office equipment [Member] Maximum [Member]	Jun. 30, 2014 Leasehold Improvements [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Jun. 30, 2014 Manufacturing Tooling [Member] Minimum [Member]	Dec. 31, 2013 Manufacturing Tooling [Member] Minimum [Member]	Jun. 30, 2014 Manufacturing Tooling [Member] Maximum [Member]	Dec. 31, 2013 Manufacturing Tooling [Member] Maximum [Member]	Feb. 04, 2014 Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] SOK Partners, LLC, [Member]	Jul. 31, 2014 Subsequent Event [Member] Investor [Member]	Dec. 31, 2013 Subsequent Event [Member] Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stockholders' Equity, Period Increase (Decrease)													$ 2,337,000			$ 6,956,000	$ 9,104,000
Debt Instrument, Increase (Decrease) for Period, Net													1,823,000			3,935,000	4,060,000
Research and Development Expense								131,285	75,264	249,636	133,541		235,000	15,000
Amortization of Intangible Assets													140,588
Property, Plant and Equipment, Useful Life																				3 years	3 years	7 years	7 years	5 years	5 years	3 years	3 years	7 years	7 years
Stock Issued During Period, Value, New Issues															5,000															2,055,000		2,055,000				2,055,000
Stock Issued During Period, Shares, New Issues				357,163	1,041,622																										20,550					20,550
Preferred Stock, Par or Stated Value Per Share																																				$ 0.01
Warrants Issued To Purchase Common Stock											444,444																						1,600,000
Common Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01				$ 0.01		$ 0.01			$ 0.01	$ 0.01		$ 0.01	$ 0.01																$ 0.01
Preferred Stock Conversion Price, Per Share																																				$ 0.26
Exercisable Price Of Warrants																																	$ 0.325
Warrants Expiration																																	five years
Proceeds from Issuance or Sale of Equity, Total												3,000,000		3,000,000																			2,055,000
Percentage Of Additional Warrants Issued To Purchase Common Stock																																	30.00%
Convertible Preferred Stock, Terms of Conversion										Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $0.26, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $0.13 or reduced to a price level that would be in breach of the listing rules of any stock exchange																							Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $0.26, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $0.13 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage										4.99%																							4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description										an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends																							an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends
Warrants Exercise Price	$ 0.08	$ 0.25		$ 0.10		$ 0.10	$ 0.18											$ 0.15	$ 0.46														$ 0.26
Request To Issue Common Stock, Shares, To Group Of Partnership And Individuals During Period			4,993,814
Cashless Exercise Of Stock Purchase Warrants, Total			6,184,412
Common Stock, Shares, Outstanding, Requested To Issue To Group Of Partnership And Individuals													1,264,988			1,264,988
Advertising Expense								$ 1,250		$ 7,793
Securities Purchase Agreement Terms																																		a senior convertible note, in an original principal amount of $122,196 (the SOK Note), which SOK Note shall be convertible into a certain amount of shares (the SOK Conversion Shares) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the SOK Warrant) to initially acquire up to 407,318 additional shares of Common Stock (the SOK Warrant Shares, and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the SOK Securities). The aggregate purchase price was $100,000 (an approximately 22.2% original issue discount) (the SOK Convertible Notes Offering).	(i) a senior convertible note, in an original principal amount of $610,978 (the Investor Note), which Investor Note shall be convertible into a certain amount of shares (the Investor Conversion Shares) of the Companys common stock, par value $0.01 (the Common Stock ), in accordance with the terms of the Investor Note, and (ii) a warrant (the Investor Warrant) to initially acquire up to 2,036,593 additional shares of Common Stock (the Investor Warrant Shares, and collectively with the Investor Note, the Investor Warrant and the Investor Conversion Shares, the Investor Securities). The aggregate purchase price was $500,000 (an approximately 22.2% original issue discount) (the Investor Convertible Notes Offering).